SHAREHOLDERS' EQUITY	3 Months Ended
Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHAREHOLDERS' EQUITY
NOTE 7:	SHAREHOLDERS’ EQUITY

a.	Composition of shares capital of the Company:

	December 31, 2013		December 31, 2014		March 31, 2015
	Authorized	Issued and outstanding	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares				Number of shares
					Unaudited

Ordinary shares of NIS 0.01 par value each	31,785,000	7,019,352	250,000,000	30,501,352	250,000,000	30,757,908
Series A preferred shares	378,000	378,000	—	—	—	—
Series A1 preferred shares	1,637,000	1,185,190	—	—	—	—
Series B preferred shares	9,000,000	8,515,390	—	—	—	—
Series B1 preferred shares	2,600,000	2,575,650	—	—	—	—
Series B2 preferred shares	4,000,000	3,206,620	—	—	—	—
Series B3 preferred shares	600,000	97,440	—	—	—	—

	50,000,000	22,977,642	250,000,000	30,501,352	250,000,000	30,757,908

b.	Initial Public Offering

In September 2014, the Company completed an IPO in which the Company issued and sold 5,360,000 ordinary shares at a public offering price of $16.00 per share.

As part of the IPO the underwriters received an option to purchase 804,000 ordinary shares of the Company at the price of $16.00 for a period of one month following the IPO date. The total value of the underwriters options based on the Black-Scholes-Merton option pricing model amounted to $592 which was included in the additional paid-in capital balance and as IPO offering expenses.

During September 2014, the underwriters fully exercised their option.

The total net proceeds received from the IPO were $88,468 after deducting underwriting discounts and commissions of $6,904 and other offering expenses of $3,846.

c.	1. Ordinary shares:

The ordinary shares of the Company confer upon the holders the right to receive notices of and to participate and vote in general meetings of the Company, rights to receive dividends and rights to participate in distribution of assets upon liquidation after all the preferred shares received their preference amount in full as detailed below.

2.	Preferred shares:

Following the Company’s IPO, as described in note 7.b, all of the Company preferred shares were automatically converted into ordinary shares based on a conversion ratio detailed in the Company’s Articles of Association, as follows:

Conversion Ratio

Series A preferred Shares	1.094
Series A1 preferred Shares	1.485
Series B preferred Shares	1
Series B1 preferred Shares(*)	1
Series B2 preferred Shares	1
Series B3 preferred Shares	1

(*)	with respect only to the Series B1 preferred shares, serial numbers 226,503 to 257,565 (inclusive), the Conversion Price was 1.543, which results in a Conversion Ratio of 1.001451717.

3.	In June, 2012, there was a ten-for-one share split by means of a share dividend of nine shares for each share then outstanding. For accounting purposes, this transaction was recorded as a share split and accordingly, all shares, options, warrants and earnings per share amounts have been adjusted retroactively for all periods presented in these consolidated financial statements.

d.	Share based compensation:

Under the Company’s 2001 equity incentive plan, as amended March 5, 2003, and its 2011 and 2014 equity incentive plans (collectively, the “Plans”), options and Restricted Share Units (“RSUs”) may be granted to employees, officers, non-employees consultants and directors of the Company and its Subsidiaries.

Under the Plans, as of December 31, 2014 and March 31, 2015 (unaudited), an aggregate of 184,261 and 763,033 (unaudited) shares, respectively, were still available for future grant. Each option granted under the Plans expires no later than 10 years from the date of grant. The vesting period of the options is generally four years, unless the Board of Directors or the Board’s Compensation Committee determines otherwise. Any option which is forfeited or cancelled before expiration becomes available for future grants.

The total share-based compensation expense related to all of the Company’s equity-based awards, recognized for the years ended December 31, 2012, 2013 and 2014 and the three months ended March 31, 2014 (unaudited) and 2015 (unaudited), was comprised as follows:

	Year ended December 31,			Three months ended March 31,
	2012	2013	2014	2014	2015
				Unaudited

Cost of revenues	$32	$39	$137	$20	$63
Research and development	58	73	172	30	82
Sales and marketing	81	126	347	42	139
General and administrative	113	165	917	64	181

Total share-based compensation expense	$284	$403	$1,573	$156	$465

The total unrecognized compensation cost amounted to $4,273 and $5,012 (unaudited) as of December 31, 2014 and March 31, 2015 (unaudited), respectively, and is expected to be recognized over a weighted average period of 2.92 years and 2.98 years (unaudited), respectively.

In August 2013, the Company donated 15,000 warrants for ordinary shares with an exercise price of $2.21 to “Tmura”, a non-profit organization. The Company recorded compensation expenses related to these warrants in the amount of $19 in 2013. In March 2015, the warrants were exercised for ordinary shares.

e.	Options granted to employees:

A summary of the activity in options granted to employees for the year ended December 31, 2014 and the three months ended March 31, 2015 (unaudited) is as follows:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2013	4,542,466	$1.41	6.67	$22,970

Granted	386,700	$15.56
Exercised	(255,562)	$0.74
Forfeited	(108,840)	$4.57

Balance as of December 31, 2014	4,564,764	$2.57	5.96	$169,410

Granted	25,000	$58.86
Exercised	(242,257)	$0.96
Forfeited	(8,825)	$30.29

Balance as of March 31, 2015	4,338,682	$2.93	5.87	$228,462

Exercisable as of December 31, 2014	3,458,332	$1.13	5.12	$133,218

Vested and expected to vest as of December 31, 2014	4,535,633	$2.55	5.94	$168,422

Exercisable as of March 31, 2015 (unaudited)	3,367,653	$1.34	5.14	$182,635

Vested and expected to vest as of March 31, 2015 (unaudited)	4,313,084	$2.90	5.18	$227,137

The computation of expected volatility is based on actual historical share price volatility of comparable companies. The expected option term represents the period of time that options granted are expected to be outstanding. For stock-option awards which were at the money when granted (plain vanilla stock-options), it is determined based on the simplified method in accordance with SAB No. 110, as adequate historical experience is not available to provide a reasonable estimate. The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. For stock-option awards which were in the money when granted, a binomial model was used to determine the expected term as an input to the Black-Scholes-Merton option pricing model. The Company has historically not paid dividends and has no foreseeable plans to pay dividends and, therefore, uses an expected dividend yield of zero in the option pricing model. The risk-free interest rate is based on the yield of U.S. treasury bonds with equivalent terms.

The following table set forth the parameters used in computation of the options compensation to employees for the years ended December 31, 2012, 2013 and 2014 and the three months ended March 31, 2014 (unaudited) and 2015 (unaudited):

	Year ended December 31,			Three months ended March 31,
	2012	2013	2014	2014	2015
				Unaudited

Expected volatility	40%-45%	45%	45%	45%	45%
Expected dividends	0	0	0	0	0
Expected term (in years)	5.28-6.11	6.11	5.81-6.11	6.06	6.03
Risk free rate	0.61%-2.64%	1.15%-2.64%	1.55%-2.02%	1.81%	1.37%

A summary of options data for the years ended December 31, 2012, 2013 and 2014 and the three months ended March 31, 2014 (unaudited) and 2015 (unaudited), is as follows:

	Year ended December 31,			Three months ended March 31,
	2012	2013	2014	2014	2015
				Unaudited

Weighted-average grant date fair value of options granted	$0.61	$2.03	$6.95	$4.00	$58.86

Total intrinsic value of the options exercised	$221	$1,858	$9,943	$1,061	$12,460

Total fair value of options vested	$219	$340	$925	$135	$372

The aggregate intrinsic value is calculated as the difference between the per-share exercise price and the deemed fair value of an ordinary share for each share subject to an option multiplied by the number of shares subject to options at the date of exercise. The fair value of the Company’s ordinary shares was $39.65 and $55.57 (unaudited) per share as of December 31, 2014 and March 31, 2015 (unaudited), respectively.

The following tables summarize information about the Company’s outstanding and exercisable options granted to employees as of December 31, 2014 and as of March 31, 2015 (unaudited):

Exercise price	Options outstanding as of December 31, 2014	Weighted average remaining contractual term	Options exercisable as of December 31, 2014	Weighted average remaining contractual term
		(years)		(years)
$0.20	309,250	5.37	309,250	5.37
$0.41	1,581,890	3.04	1,581,890	3.04
$1.06	379,700	6.43	356,853	6.41
$1.46	1,080,623	7.39	809,290	7.39
$1.78	345,700	6.78	204,233	5.93
$2.21	123,551	8.42	51,744	8.42
$6.47	365,250	8.97	95,160	8.97
$8.84	50,000	9.09	31,250	9.09
$9.93	70,400	9.32	—	—
$14.00	224,000	9.70	18,662	9.70
$44.37	34,400	9.88	—	—

	4,564,764	5.96	3,458,332	5.12

Exercise price	Options outstanding as of March 31, 2015	Weighted average remaining contractual term	Options exercisable as of March 31, 2015	Weighted average remaining contractual term
		(years)		(years)
$0.20	279,890	5.31	279,890	5.31
$0.41	1,477,147	2.80	1,477,147	2.80
$1.06	351,306	6.15	340,133	6.14
$1.46	1,064,868	7.14	846,155	7.14
$1.78	287,420	7.77	163,587	7.76
$2.21	118,751	8.17	57,191	8.17
$6.47	362,250	8.72	115,007	8.72
$8.84	50,000	8.84	32,812	8.84
$9.93	68,775	9.07	15,775	9.07
$14.00	224,000	9.46	37,331	9.46
$44.37	30,775	9.63	2,625	9.63
$58.86	23,500	9.89	—	—

	4,338,682	5.87	3,367,653	5.14

f.	A summary of RSU activity for the year ended December 31, 2014 and the three months ended March 31, 2015 (unaudited), is as follows:

	Amount of options	Weighted average grant date fair value

Unvested as of December 31, 2013	—	—

Granted	29,200	$44.37
Forfeited	(1,240)	$44.37

Unvested as of December 31, 2014	27,960	$44.37

Granted	18,400	$58.86
Forfeited	(3,320)	$49,61

Unvested as of March 31, 2015	43,040	$50.16